Organization and Principal Activities	12 Months Ended
Dec. 31, 2012
ORGANIZATION AND PRINCIPAL ACTIVITIES [Abstract]
Organization and Principal Activities Disclosure

1. ORGANIZATION AND PRINCIPAL ACTIVITIES

Ku6 Media Co., Ltd. (the “Company”), formerly known as Hurray! Holding Co., Ltd., (“Hurray!”), a Cayman Islands corporation, originally provided wireless value-added services (“WVAS”) to mobile phone users delivered over the wireless networks of the three telecommunication operators in the People’s Republic of China (“PRC”) and also engaged in music production and distribution in the PRC and Taiwan through its consolidated subsidiaries, its variable interest entities (“VIEs”) and equity associate before August, 2010.  Following certain acquisition and disposition transactions and the 2010 Reorganization described below, the Company primarily provides online advertising services on its online video sharing platform, www.ku6.com, namely through its subsidiaries and VIEs in China (together with the Company, collectively referred to as the “Group”) further described within this note.

As of December 31, 2012, the Group’s ownership structure is summarized as follows.

Name of Major Subsidiaries, Variable Interest Entities and Affiliate	Date of incorporation	Percentage of ownership
Subsidiaries
Ku6 (Beijing) Technology Co., Ltd. (“Beijing Technology”)	March 5, 2007	100%
Wei Mo San Yi (Tianjin) Science and Technology Co., Ltd. (“Tianjin Technology”)	December 23, 2008	100%
Kusheng (Tianjin) Technology Co., Ltd. (“Kusheng”)	August 26, 2011	100%
Variable Interest Entities (“VIEs”)
Ku6 (Beijing) Information Technology Co., Ltd. (“Ku6 Beijing Information”)	April 20, 2006	N/a
Tianjin Ku6 Zheng Yuan Information Technology Co., Ltd. (“Tianjin Information”)	March 20, 2009	N/a
Tianjin Ku6 Network Communication Technology Co., Ltd. (“Ku6 Network”)	December14, 2011	N/a
Beijing Ku6 Culture Media Co., Ltd. (“Ku6 Culture”)	June 22, 2010	N/a
Affiliates
Shanghai Yisheng Network Technology Co., Ltd. (“Yisheng”)	November 22, 2007	20%

In July 2009, Shanda Interactive Entertainment Limited (“Shanda”), a leading interactive entertainment media company in China, and Shanda Music Group Limited (“Shanda Music”), a wholly owned subsidiary of Shanda, announced completion of a tender offer of $46.2 million for 1,155,045,300 ordinary shares, par value $0.00005 per ordinary share (“Shares”), of the Company (then known as Hurray!), including Shares represented by American Depositary Shares (“ADSs,” each representing 100 Shares) at a purchase price of $0.04 per Share (equivalent to $4.00 per ADS) in cash, without interest and subject to any applicable withholding taxes. Immediately after giving effect to the acquisition of Shares (including Shares represented by ADSs) in the tender offer, Shanda held approximately 51% of the Company’s total outstanding Shares calculated on a fully-diluted basis as of December 31, 2009.

In January 2010, the Company completed the acquisition of 100% of the equity interests of Ku6 Holding Limited (“Ku6 Holding”), a leading online video portal in China, pursuant to a share purchase agreement entered into by and among Hurray!, Ku6 Holding and the shareholders of Ku6 Holding dated as of November 26, 2009 by issuing an aggregate of 723,684,204 ordinary shares. After the closing of the acquisition of Ku6 Holding, Shanda’s equity interest in the Company was diluted to 41.97%.

In May 2010, the Company sold all of its 51% equity interest in Beijing Huayi Brothers Music Co., Ltd. including its wholly owned subsidiary of Beijing Huayi Brothers Music Broker Co., Ltd. (collectively referred to as “Huayi Music”) to Huayi Brothers Media Corporation. (“Huayi Media”) for aggregate consideration of RMB 34,450,000 (equivalent to $5,045,754).

In August 2010, the Company completed (1) the disposal of all of its subsidiaries and VIEs related to WVAS and recorded music businesses as well as the equity investment in an affiliated company to Shanda for $37,243,904 in cash and (2) acquisition of 75% of the equity interest of Yisheng, an online audio business, from Shanda in exchange for 415,384,615 newly issued ordinary shares (collectively the “2010 Reorganization”). In connection with the acquisition of 75% of the equity interests in Yisheng from Shanda, the Company issued 138,461,539 ordinary shares to acquire the remaining 25% of equity interests in Yisheng from the non-controlling shareholders in August 2010. The 2010 Reorganization was approved by a committee comprised of three independent directors after receiving a fairness opinion on the proposed transaction from its independent financial advisor. Following the 2010 Reorganization, the Company changed its name to Ku6 Media Co., Ltd. and changed its trading symbol on the Nasdaq Global Market from HRAY to KUTV. At December 31, 2010, Shanda’s equity interest in the Company was 51.65%.

In April 2011, the Company entered into agreements with Shanda Media Group Ltd., a wholly owned subsidiary of Shanda, pursuant to which the Company issued 1,538,461,538 ordinary shares for an aggregate purchase price of $50 million and $50 million aggregate principal amount of senior convertible bond at face value (“Convertible Bond”).  The Convertible Bond would mature in three years after issuance and would bear an interest of 3% per annum.  The closing date of the oridinary shares and Convertible Bond issuance was June 29, 2011.  Based on the Company’s working capital position, the Company redeemed the Convertible Bond in September 2011 at its issue price.

In August 2011, the Company disposed of 80% of the equity interests of Yisheng to related parties, including a then employee of the Company. After the disposal, the company retained a 20% interest in Yisheng. This transaction is further described in Note 2(1)(a).

At December 31, 2012, Shanda’s equity interest in the Company was 70.46% following a repurchase of shares described in Note 15.

The Group adjusted its business strategy in 2011. The adjustments primarily refer to 1) the appointment of Shanghai Shengyue Advertising Ltd (“Shengyue”), a wholly owned subsidiary of Shanda, as the Group’s primary agency for online advertising services, and 2) a change in business focus from purchasing long-form licensed video contents to relying more on user generated contents and short-form video contents.  Shengyue operates an advertising system known as Application Advertisement (“AA”) and charges advertisement fees to its end customers based on the advertising effects, including but not limited to views, clicks, responses, etc., (“performance advertisement”).  After the appointment of Shengyue as its primary sales agency, the Group primarily relies on Shengyue to sell the online advertising services; therefore, the Group significantly reduced its sales force and recorded severance payments of $0.9 million through general and administrative expenses ($0.15 million) and selling expenses ($0.75 million) in 2011.  A customer list intangible asset of $1.46 million, representing the customer relationships under the original business model, was abandoned in 2011 and written off through the general and administrative expenses in 2011 (Note 7).  In relation to the cessation of purchasing activity for long-form licensed video copyrights, the Group exited two long-term licensed contents purchase agreements in 2011 with the content providers by paying one-time termination fees of $5.3 million, which were recorded into the cost of revenues. The business strategy has continued in 2012 since then.